Loans receivable, net (Additional Information) (Details) $ in Thousands									12 Months Ended
	Mar. 01, 2021 HKD ($)	Mar. 01, 2021 USD ($)	Mar. 01, 2019 HKD ($)	Mar. 01, 2019 USD ($)	Oct. 03, 2018 HKD ($)	Oct. 03, 2018 USD ($)	Sep. 26, 2018 HKD ($)	Sep. 26, 2018 USD ($)	Dec. 31, 2020 HKD ($) loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2020	Apr. 18, 2018
Debt Instrument, Interest Rate, Stated Percentage														8.00%	2.50%
Provision charge										$ 1,980	$ 194
Interes income										309	2	$ 0
Loans to unrelated parties									$ 13,860,000	$ 108,120
Loan reclassified from current to overdue											20,000
Loan reclassified from current to overdue, settled													$ 20,000
Accrued interest on loans									$ 18,506,257
Provision for loan losses											$ 192		2,172
Consumer Loan
Number of loans | loan									34	34	41
Corporate Loans
Number of loans | loan									2	2	3
Mortgage loan agreement
Loans to unrelated parties							$ 11,500,000	$ 1,470
Interest rate on loans							8.00%	8.00%
Repayments of loan by unrelated party	$ 11,500,000	$ 1,470
Loan agreement
Loans to unrelated parties					$ 20,000,000	$ 2,560	$ 116,500,000	$ 14,940
Interest rate on loans					8.00%	8.00%	8.00%	8.00%
Repayments of loan by unrelated party			$ 20,000,000	$ 2,560
Accrued interest on loans									$ 13,860,000				$ 108,120
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage									6.00%		2.50%		6.00%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage									54.00%		58.00%		54.00%